Intangible assets - Net impairment charges (reversals) (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Feb. 19, 2024
Impairment of intangible assets
Payment for intangible assets	$ 1,474	$ 1,436
Icosavax, Inc
Impairment of intangible assets
Acquisition date fair value of consideration transferred, asset acquisition			$ 841
Intangible assets acquired			639
Cash and cash equivalents acquired			141
Marketable securities acquired			51
Contingent consideration liabilities recognised in asset acquisition			$ 300
Intangible assets other than goodwill
Impairment of intangible assets
Impairment loss (reversal of impairment loss)	$ 26	320
ALXN1840
Impairment of intangible assets
Impairment loss (reversal of impairment loss)		$ 244